SEI INSTITUTIONAL MANAGED TRUST

Large Cap Fund
Large Cap Value Fund
Real Estate Fund
(the "Funds")

Supplement Dated April 19, 2018
to the Class F Prospectus dated January 31, 2018

This Supplement provides new and additional information beyond that contained in the Prospectus and should be read in conjunction with such Prospectus.

The Prospectus is hereby amended and supplemented to reflect the following changes to the Funds.

Change in Portfolio Management of the Large Cap Fund

In the Fund Summary for the Large Cap Fund, under the heading titled "Management," in the chart under the sub-heading titled "Sub-Advisers and Portfolio Managers," the text relating to AQR Capital Management, LLC and Snow Capital Management, L.P. is hereby deleted and the following text is hereby added in the appropriate alphabetical order thereof:

Sub-Adviser	Portfolio Manager	Experience with the Fund	Title with Sub-Adviser
Ceredex Value Advisors LLC	Mills Riddick, CFA	Since 2018	Chief Investment Officer

In addition, under the section titled "Sub-Advisers," under the sub-section titled "Sub-Advisers and Portfolio Managers," under the heading titled "Large Cap Fund," the text relating to AQR Capital Management, LLC and Snow Capital Management, L.P. is hereby deleted and the following text is hereby added in the appropriate alphabetical order thereof:

Ceredex Value Advisors LLC: Ceredex Value Advisors LLC (Ceredex), located at 301 East Pine Street, Suite 500, Orlando, FL 32801, serves as a Sub-Adviser to the Large Cap Fund. Mr. Mills Riddick, CFA, Chief Investment Officer of Ceredex, manages the portion of the Large Cap Fund's assets allocated to Ceredex. In 1989, Mr. Riddick joined Trusco Capital Management (Trusco) (now known as Virtus Fund Advisers, LLC), Ceredex's predecessor firm. After joining Trusco, he assumed a lead client service role and took on portfolio management responsibilities. Mr. Riddick started with the growth strategy and subsequently began working for the large cap value strategy that he manages today. In 1995, Mr. Riddick became the strategy's sole portfolio manager and was appointed head of the Value Equity team. Mr. Riddick held both of these positions without interruption from 1995 until 2008. During this time, Mr. Riddick played a lead role in crafting Trusco's equity investment philosophy and assembling its team of professionals who are dedicated to value equity. In recent years, Mr. Riddick led Ceredex's transition from an investment boutique integrated within Trusco to an independently managed firm. His efforts contributed to Ceredex's eventual incorporation and registration with the SEC on March 31, 2008.

Change in Portfolio Management of the Large Cap Value Fund

In the Fund Summary for the Large Cap Value Fund, under the heading titled "Management," in the chart under the sub-heading titled "Sub-Advisers and Portfolio Managers," the text relating to Coho Partners, Ltd. and Snow Capital Management, L.P. is hereby deleted and the following text is hereby added in the appropriate alphabetical order thereof:

Sub-Adviser	Portfolio Manager	Experience with the Fund	Title with Sub-Adviser
Schafer Cullen Capital Management Inc	James Cullen	Since 2018	Chief Executive Officer & Portfolio Manager
	Jennifer Chang	Since 2018	Executive Director & Portfolio Manager

In addition, under the section titled "Sub-Advisers," under the sub-section titled "Sub-Advisers and Portfolio Managers," under the heading titled "Large Cap Value Fund," the text relating to Coho Partners, Ltd. and Snow Capital Management, L.P. is hereby deleted and the following text is hereby added in the appropriate alphabetical order thereof:

Schafer Cullen Capital Management Inc: Schafer Cullen Capital Management Inc (Schafer Cullen), located at 645 5th Avenue, Suite 1201, New York, NY 10022, serves as a Sub-Adviser to the Large Cap Value Fund. A team of investment professionals manages the portion of the Large Cap Value Fund's assets allocated to Schafer Cullen. James Cullen is the founder of Schafer Cullen and has been its Chief Executive Officer since December 1982. Jennifer Chang has worked at Schafer Cullen since 2006 working as Research Director prior to being promoted to Portfolio Manager in 2014.

Change in Portfolio Management of the Real Estate Fund

In the Fund Summary for the Real Estate Fund, under the heading titled "Management," in the chart under the sub-heading titled "Sub-Advisers and Portfolio Managers," the text relating to Security Capital Research & Management Incorporated is hereby deleted.

In addition, under the section titled "Sub-Advisers," under the sub-section titled "Sub-Advisers and Portfolio Managers," under the heading titled "Real Estate Fund," the text relating to Security Capital Research & Management Incorporated is hereby deleted.

There are no other changes to the Prospectus.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

SEI-F-1125 (4/18)

SEI INSTITUTIONAL MANAGED TRUST

Large Cap Fund
Large Cap Value Fund
Real Estate Fund
(the "Funds")

Supplement Dated April 19, 2018
to the Class I Prospectus dated January 31, 2018

This Supplement provides new and additional information beyond that contained in the Prospectus and should be read in conjunction with such Prospectus.

The Prospectus is hereby amended and supplemented to reflect the following changes to the Funds.

Change in Portfolio Management of the Large Cap Fund

In the Fund Summary for the Large Cap Fund, under the heading titled "Management," in the chart under the sub-heading titled "Sub-Advisers and Portfolio Managers," the text relating to AQR Capital Management, LLC and Snow Capital Management, L.P. is hereby deleted and the following text is hereby added in the appropriate alphabetical order thereof:

Sub-Adviser	Portfolio Manager	Experience with the Fund	Title with Sub-Adviser
Ceredex Value Advisors LLC	Mills Riddick, CFA	Since 2018	Chief Investment Officer

In addition, under the section titled "Sub-Advisers," under the sub-section titled "Sub-Advisers and Portfolio Managers," under the heading titled "Large Cap Fund," the text relating to AQR Capital Management, LLC and Snow Capital Management, L.P. is hereby deleted and the following text is hereby added in the appropriate alphabetical order thereof:

Ceredex Value Advisors LLC: Ceredex Value Advisors LLC (Ceredex), located at 301 East Pine Street, Suite 500, Orlando, FL 32801, serves as a Sub-Adviser to the Large Cap Fund. Mr. Mills Riddick, CFA, Chief Investment Officer of Ceredex, manages the portion of the Large Cap Fund's assets allocated to Ceredex. In 1989, Mr. Riddick joined Trusco Capital Management (Trusco) (now known as Virtus Fund Advisers, LLC), Ceredex's predecessor firm. After joining Trusco, he assumed a lead client service role and took on portfolio management responsibilities. Mr. Riddick started with the growth strategy and subsequently began working for the large cap value strategy that he manages today. In 1995, Mr. Riddick became the strategy's sole portfolio manager and was appointed head of the Value Equity team. Mr. Riddick held both of these positions without interruption from 1995 until 2008. During this time, Mr. Riddick played a lead role in crafting Trusco's equity investment philosophy and assembling its team of professionals who are dedicated to value equity. In recent years, Mr. Riddick led Ceredex's transition from an investment boutique integrated within Trusco to an independently managed firm. His efforts contributed to Ceredex's eventual incorporation and registration with the SEC on March 31, 2008.

Change in Portfolio Management of the Large Cap Value Fund

In the Fund Summary for the Large Cap Value Fund, under the heading titled "Management," in the chart under the sub-heading titled "Sub-Advisers and Portfolio Managers," the text relating to Coho Partners, Ltd. and Snow Capital Management, L.P. is hereby deleted and the following text is hereby added in the appropriate alphabetical order thereof:

Sub-Adviser	Portfolio Manager	Experience with the Fund	Title with Sub-Adviser
Schafer Cullen Capital Management Inc	James Cullen	Since 2018	Chief Executive Officer & Portfolio Manager
	Jennifer Chang	Since 2018	Executive Director & Portfolio Manager

In addition, under the section titled "Sub-Advisers," under the sub-section titled "Sub-Advisers and Portfolio Managers," under the heading titled "Large Cap Value Fund," the text relating to Coho Partners, Ltd. and Snow Capital Management, L.P. is hereby deleted and the following text is hereby added in the appropriate alphabetical order thereof:

Schafer Cullen Capital Management Inc: Schafer Cullen Capital Management Inc (Schafer Cullen), located at 645 5th Avenue, Suite 1201, New York, NY 10022, serves as a Sub-Adviser to the Large Cap Value Fund. A team of investment professionals manages the portion of the Large Cap Value Fund's assets allocated to Schafer Cullen. James Cullen is the founder of Schafer Cullen and has been its Chief Executive Officer since December 1982. Jennifer Chang has worked at Schafer Cullen since 2006 working as Research Director prior to being promoted to Portfolio Manager in 2014.

Change in Portfolio Management of the Real Estate Fund

In the Fund Summary for the Real Estate Fund, under the heading titled "Management," in the chart under the sub-heading titled "Sub-Advisers and Portfolio Managers," the text relating to Security Capital Research & Management Incorporated is hereby deleted.

In addition, under the section titled "Sub-Advisers," under the sub-section titled "Sub-Advisers and Portfolio Managers," under the heading titled "Real Estate Fund," the text relating to Security Capital Research & Management Incorporated is hereby deleted.

There are no other changes to the Prospectus.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

SEI-F-1126 (4/18)

SEI INSTITUTIONAL MANAGED TRUST

Large Cap Fund
Large Cap Value Fund
Real Estate Fund
(the "Funds")

Supplement Dated April 19, 2018
to the Class Y Prospectus dated January 31, 2018, as amended February 14, 2018

This Supplement provides new and additional information beyond that contained in the Prospectus and should be read in conjunction with such Prospectus.

The Prospectus is hereby amended and supplemented to reflect the following changes to the Funds.

Change in Portfolio Management of the Large Cap Fund

In the Fund Summary for the Large Cap Fund, under the heading titled "Management," in the chart under the sub-heading titled "Sub-Advisers and Portfolio Managers," the text relating to AQR Capital Management, LLC and Snow Capital Management, L.P. is hereby deleted and the following text is hereby added in the appropriate alphabetical order thereof:

Sub-Adviser	Portfolio Manager	Experience with the Fund	Title with Sub-Adviser
Ceredex Value Advisors LLC	Mills Riddick, CFA	Since 2018	Chief Investment Officer

In addition, under the section titled "Sub-Advisers," under the sub-section titled "Sub-Advisers and Portfolio Managers," under the heading titled "Large Cap Fund," the text relating to AQR Capital Management, LLC and Snow Capital Management, L.P. is hereby deleted and the following text is hereby added in the appropriate alphabetical order thereof:

Ceredex Value Advisors LLC: Ceredex Value Advisors LLC (Ceredex), located at 301 East Pine Street, Suite 500, Orlando, FL 32801, serves as a Sub-Adviser to the Large Cap Fund. Mr. Mills Riddick, CFA, Chief Investment Officer of Ceredex, manages the portion of the Large Cap Fund's assets allocated to Ceredex. In 1989, Mr. Riddick joined Trusco Capital Management (Trusco) (now known as Virtus Fund Advisers, LLC), Ceredex's predecessor firm. After joining Trusco, he assumed a lead client service role and took on portfolio management responsibilities. Mr. Riddick started with the growth strategy and subsequently began working for the large cap value strategy that he manages today. In 1995, Mr. Riddick became the strategy's sole portfolio manager and was appointed head of the Value Equity team. Mr. Riddick held both of these positions without interruption from 1995 until 2008. During this time, Mr. Riddick played a lead role in crafting Trusco's equity investment philosophy and assembling its team of professionals who are dedicated to value equity. In recent years, Mr. Riddick led Ceredex's transition from an investment boutique integrated within Trusco to an independently managed firm. His efforts contributed to Ceredex's eventual incorporation and registration with the SEC on March 31, 2008.

Change in Portfolio Management of the Large Cap Value Fund

In the Fund Summary for the Large Cap Value Fund, under the heading titled "Management," in the chart under the sub-heading titled "Sub-Advisers and Portfolio Managers," the text relating to Coho Partners, Ltd. and Snow Capital Management, L.P. is hereby deleted and the following text is hereby added in the appropriate alphabetical order thereof:

Sub-Adviser	Portfolio Manager	Experience with the Fund	Title with Sub-Adviser
Schafer Cullen Capital Management Inc	James Cullen	Since 2018	Chief Executive Officer & Portfolio Manager
	Jennifer Chang	Since 2018	Executive Director & Portfolio Manager

In addition, under the section titled "Sub-Advisers," under the sub-section titled "Sub-Advisers and Portfolio Managers," under the heading titled "Large Cap Value Fund," the text relating to Coho Partners, Ltd. and Snow Capital Management, L.P. is hereby deleted and the following text is hereby added in the appropriate alphabetical order thereof:

Schafer Cullen Capital Management Inc: Schafer Cullen Capital Management Inc (Schafer Cullen), located at 645 5th Avenue, Suite 1201, New York, NY 10022, serves as a Sub-Adviser to the Large Cap Value Fund. A team of investment professionals manages the portion of the Large Cap Value Fund's assets allocated to Schafer Cullen. James Cullen is the founder of Schafer Cullen and has been its Chief Executive Officer since December 1982. Jennifer Chang has worked at Schafer Cullen since 2006 working as Research Director prior to being promoted to Portfolio Manager in 2014.

Change in Portfolio Management of the Real Estate Fund

In the Fund Summary for the Real Estate Fund, under the heading titled "Management," in the chart under the sub-heading titled "Sub-Advisers and Portfolio Managers," the text relating to Security Capital Research & Management Incorporated is hereby deleted.

In addition, under the section titled "Sub-Advisers," under the sub-section titled "Sub-Advisers and Portfolio Managers," under the heading titled "Real Estate Fund," the text relating to Security Capital Research & Management Incorporated is hereby deleted.

There are no other changes to the Prospectus.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

SEI-F-1127 (4/18)

SEI INSTITUTIONAL MANAGED TRUST

Large Cap Fund
Large Cap Value Fund
Large Cap Growth Fund
Large Cap Index Fund
Tax-Managed Large Cap Fund
S&P 500 Index Fund
Small Cap Fund
Small Cap Value Fund
Small Cap Growth Fund
Tax-Managed Small/Mid Cap Fund
Mid-Cap Fund
U.S. Managed Volatility Fund
Global Managed Volatility Fund
Tax-Managed Managed Volatility Fund

Tax-Managed International
Managed Volatility Fund
Real Estate Fund
Enhanced Income Fund
Core Fixed Income Fund
U.S. Fixed Income Fund
High Yield Bond Fund
Conservative Income Fund
Tax-Free Conservative Income Fund
Real Return Fund
Dynamic Asset Allocation Fund
Multi-Strategy Alternative Fund
Long/Short Alternative Fund

(the "Funds")

Supplement Dated April 19, 2018
to the Statement of Additional Information ("SAI") dated January 31, 2018, as amended
February 14, 2018

This Supplement provides new and additional information beyond that contained in the SAI and should be read in conjunction with such SAI.

The SAI is hereby amended and supplemented to reflect the following changes to the Funds.

Change in Portfolio Management of the Funds

On the cover page of the SAI, the reference to "Security Capital Research & Management Incorporated" is hereby deleted.

In addition, under the section titled "The Adviser and Sub-Advisers," under the heading titled "The Sub-Advisers," under the sub-heading titled "AQR Capital Management, LLC," the reference to the Large Cap Fund is hereby deleted.

In addition, under the same heading, under the sub-heading titled "Coho Partners, Ltd.," the reference to the Large Cap Value Fund is hereby deleted.

In addition, under the same heading, under the sub-heading titled "Schafer Cullen Capital Management Inc," the reference to "Tax-Managed Large Cap Fund" is hereby deleted and replaced with "Tax-Managed Large Cap and Large Cap Value Funds."

In addition, under the same heading, under the sub-heading titled "Snow Capital Management, L.P.," the reference to the Large Cap and Large Cap Value Funds is hereby deleted.

In addition, under the same heading, the text relating to Security Capital Research & Management is hereby deleted and the following text is hereby added in the appropriate alphabetical order thereof:

CEREDEX VALUE ADVISORS LLC—Ceredex Value Advisors LLC ("Ceredex") serves as a Sub-Adviser to a portion of the assets of the Large Cap Fund. Ceredex is a Delaware limited liability company and an SEC-registered investment adviser. The firm was established in 2008 after 19 years functioning as a value style investment management team of Trusco Capital Management (now known as Virtus Fund Advisers, LLC). As of December 31, 2017, Ceredex had approximately $10.1 billion in assets under management. Ceredex is a value equity asset management firm that seeks to identify catalysts that may lead to appreciation in undervalued, dividend-paying stocks.

In addition, under the same section, under the heading titled "Portfolio Management," under the sub-heading titled "AQR," all references to AQR Capital Management, LLC's management of the Large Cap Fund are hereby deleted.

In addition, under the same heading, under the sub-heading titled "Coho," all references to Coho Partners, Ltd.'s management of the Large Cap Value Fund are hereby deleted.

In addition, under the same heading, under the sub-heading titled "Schafer Cullen," the text thereunder is hereby deleted and replaced with the following:

Schafer Cullen

Compensation. SIMC pays Schafer Cullen a fee based on the assets under management of the Tax-Managed Large Cap and Large Cap Value Funds as set forth in an investment sub-advisory agreement between Schafer Cullen and SIMC. Schafer Cullen pays its investment professionals out of its total revenues and other resources, including the sub-advisory fees earned with respect to the Tax-Managed Large Cap and Large Cap Value Funds. The following information relates to the period ended December 31, 2017.

James Cullen owns 51% of the equity of Schafer Cullen and 67.5% of Cullen Capital Management, LLC ("Cullen Capital"), an affiliated entity of Schafer Cullen. In his ownership capacity, Mr. Cullen shares commensurately in the profits and losses of both firms. Mr. Cullen also receives a fixed base salary from Schafer Cullen and participates in its 401(k) / Profit Sharing Plan.

Jennifer Chang does not own any portion of the voting equity of Schafer Cullen or Cullen Capital and receives a fixed salary and bonus from Schafer Cullen. Bonus amounts are determined by the overall profitability of Schafer Cullen and are not directly related to the performance of any one fund or product. Ms. Chang also participates in Schafer Cullen's 401(k) / Profit Sharing plan.

Ownership of Fund Shares. As of December 31, 2017, Schafer Cullen's portfolio managers did not beneficially own any shares of the Tax-Managed Large Cap or Large Cap Value Funds.

Other Accounts. In addition to the Tax-Managed Large Cap and Large Cap Value Funds, as of December 31, 2017, Schafer Cullen's portfolio managers were responsible for the day-to-day management of certain other accounts, as follows:

	Registered Investment Companies		Other Pooled Investment Vehicles			Other Accounts
Portfolio Manager	Number of Accounts	Total Assets (in millions)	Number of Accounts		Total Assets (in millions)	Number of Accounts	Total Assets (in millions)
James Cullen	6	$2,565.57	7		$758.61	11,708	$18,284.15
	0	$0	1	*	$16.52	0	$0
Jennifer Chang**	3	$1,927.78	2		$642.33	0	$0

* These accounts, which are a subset of the accounts in the preceding row, are subject to a performance-based advisory fee.

** None of these accounts are subject to a performance-based advisory fee.

Conflicts of Interest. A conflict of interest may arise as a result of the portfolio manager being responsible for multiple accounts, including the Tax-Managed Large Cap and Large Cap Value Funds, which may have similar or different investment guidelines and objectives. In addition to the Tax-Managed Large Cap and Large Cap Value Funds, these accounts may include accounts of registered investment companies, private pooled investment vehicles and other accounts. In particular, this conflict of interest may arise as a result of Schafer Cullen's management of the Tax-Managed Large Cap and Large Cap Value Funds and other accounts, which, in theory, may allow Schafer Cullen to allocate investment opportunities in a way that favors other accounts over the Tax-Managed Large Cap or Large Cap Value Funds. This conflict of interest may be exacerbated to the extent that Schafer Cullen or the portfolio manager receive, or expect to receive, greater compensation from their management of the other accounts (some of which receive both a management and incentive fee) than the Tax-Managed Large Cap or Large Cap Value Funds. Schafer Cullen (or its members, employees and affiliates) may give advice or take action with respect to the other accounts that differs from the advice given with respect to the Tax-Managed Large Cap and Large Cap Value Funds. To the extent a particular investment is suitable for both the Tax-Managed Large Cap and Large Cap Value Funds and the other accounts, such investments will be allocated between the Tax-Managed Large Cap and Large Cap Value Funds and the other accounts in a manner that Schafer Cullen determines is fair and equitable under the circumstances to all clients, including the Tax-Managed Large Cap and Large Cap Value Funds.

To address and manage these potential conflicts of interest, Schafer Cullen has adopted compliance policies and procedures to allocate investment opportunities and to ensure that each of their clients is treated on a fair and equitable basis.

In addition, under the same heading, under the sub-heading titled "SCM," all references to Snow Capital Management, L.P.'s management of the Large Cap and Large Cap Value Funds are hereby deleted.

In addition, under the same heading, the following text is hereby added in the appropriate alphabetical order thereof:

Ceredex

Compensation. SIMC pays Ceredex a fee based on the assets under management of the Large Cap Fund as set forth in an investment sub-advisory agreement between Ceredex and SIMC. Ceredex pays its investment professionals out of its total revenues and other resources, including the sub-advisory fees earned with respect to the Large Cap Fund. The following information relates to the period ended December 31, 2017.

Portfolio manager compensation generally consists of base salary, bonus, and various employee benefits and may also include long-term stock awards, retention bonuses, or incentive guarantees. These components are tailored in an effort to retain high quality investment professionals and to align compensation with performance. A portfolio manager's base salary is determined by the individual's experience, responsibilities within the firm, performance in the role, and market rate for the position. Each portfolio manager's bonus may be structured differently but generally incorporates an evaluation of clients' investment performance as well as other subjective factors. Investment performance may be evaluated directly against a peer group and/or benchmark, or indirectly by measuring overall business unit financial performance over a period of time. Where applicable, investment performance is determined by comparing clients' pre-tax total return to the returns of the strategy's peer group and/or benchmark over multi-year periods. Other subjective factors that may be considered in the calculation of incentive bonuses include: adherence to compliance policies, risk management practices, sales/marketing, leadership, communications, corporate citizenship, and overall contribution to the firm. Bonuses are typically paid annually. In addition, certain portfolio managers may participate in the parent's equity plan designed to provide compensation opportunities linking a participant's compensation to the financial and operational performance of the firm. Retention bonuses and/or incentive guarantees for a fixed period may also be used when Ceredex deems is necessary to recruit or retain the employee.

All full-time employees of Ceredex, including the portfolio manager, are provided a benefits package on substantially similar terms. The percentage of each individual's compensation provided by these benefits is dependent upon length of employment, salary level, and several other factors.

Ownership of Fund Shares. As of December 31, 2017, Ceredex's portfolio manager did not beneficially own any shares of the Large Cap Fund.

Other Accounts. In addition to the Large Cap Fund, as of December 31, 2017, Ceredex's portfolio manager was responsible for the day-to-day management of certain other accounts, as follows:

	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
Portfolio Manager	Number of Accounts	Total Assets (in millions)	Number of Accounts	Total Assets (in millions)	Number of Accounts	Total Assets (in millions)
Mills Riddick, CFA	2	$2,019	6	$413	21	$1,509

None of the accounts listed above are subject to a performance-based advisory fee.

Conflicts of Interest. A conflict of interest may arise as a result of the portfolio manager being responsible for multiple accounts, including the Large Cap Fund, which may have different investment guidelines and objectives. In addition to the Large Cap Fund, these accounts may include accounts of registered investment companies, other pooled investment vehicles and other types of accounts. In particular, this conflict of interest may arise as a result of Ceredex's management of the Large Cap Fund and other accounts, which, in theory, may allow Ceredex to allocate investment opportunities in a way that favors other accounts over the Large Cap Fund. This conflict of interest may be exacerbated to the extent that Ceredex or the portfolio manager receive, or expect to receive, greater compensation from their management of other accounts than the Large Cap Fund. Ceredex may give advice or take action with respect to the other accounts that differs from the advice given with respect to the Large Cap Fund. To the extent a particular investment is suitable for both the Large Cap Fund and other accounts, such investments will be allocated between the Large Cap Fund and the other accounts in a manner that Ceredex determines is fair and equitable under the circumstances to all clients, including the Large Cap Fund.

To address and manage these potential conflicts of interest, Ceredex has adopted compliance policies and procedures to allocate investment opportunities and to ensure that each of their clients is treated on a fair and equitable basis

In addition, under the same heading, the sub-heading titled "Security Capital" and the paragraphs thereunder are hereby deleted.

There are no other changes to the portfolio management of the Funds.

Change in Membership of the Board

The SAI is hereby amended and supplemented to reflect the following change in the membership of the Funds' Board of Trustees.

At a meeting held on March 28, 2018, the Board of Trustees (the "Board") of SEI Institutional Managed Trust (the "Trust") approved the appointment of two new independent Trustees, Joan A. Binstock and James B. Taylor, to the Board. Accordingly, the below changes are hereby made to the SAI to reflect this change to the Board.

Under the section titled "Trustees and Officers of the Trust," under the heading titled "Members of the Board," the first sentence is hereby deleted and replaced with the following:

There are ten members of the Board of Trustees, eight of whom are not interested persons of the Trust, as that term is defined in the 1940 Act ("independent Trustees").

In addition, under the same section, under the heading titled "Independent Trustees," the following paragraphs are hereby added as the last paragraphs in the section:

JOAN A. BINSTOCK (DOB 03/04/54)—Trustee (since 2018)—Retired since February 2018. Chief Financial Officer and Chief Operations Officer at Lord, Abbett & Co. LLC from 1999 to 2018. Chief Financial Officer and Vice President at Lord, Abbett Family of Mutual Funds from 1999 to 2017. Chief Operating Officer at Morgan Grenfell Asset Management from 1997 to 1999. Director and Head of the Asset Management Regulatory Advisory Practice at Ernst & Young, LLP from 1995-1997. Vice President of Mutual Fund Accounting and Compliance at JPMorgan Fund Services from 1993-1995. Director and Chief Administrative/Compliance Officer at BEA Associates from 1991 to 1993. Member of the Board and Audit Committee at DTCC Institutional Trade Processing since 2013. Founding Board Member at Association of Institutional Investors since 2010. Vice Chair of the Board at Bronx High School of Science Endowment Fund since 2015. Board Member at Greyston Foundation since 2003 and at Greyston Bakery from 2003 to 2009 and since 2014. Trustee of SEI Daily Income Trust, SEI Tax Exempt Trust, SEI Institutional International Trust, SEI Institutional Investments Trust, SEI Asset Allocation Trust, Adviser Managed Trust, New Covenant Funds, SEI Insurance Products Trust and SEI Catholic Values Trust.

JAMES B. TAYLOR (DOB 10/23/50)—Trustee (since 2018)—Retired since December 2017. Chief Investment Officer at Georgia Teach Foundation from 2008 to 2017. Chief Investment Officer at Delta Air Lines from 1983 to 2007. Member of the Investment Committee at the Institute of Electrical and Electronic Engineers from 1999 to 2004. President, Vice President and Treasurer at Southern Benefits Conference from 1998 to 2000. Trustee of SEI Daily Income Trust, SEI Tax Exempt Trust, SEI Institutional International Trust, SEI Institutional Investments Trust, SEI Asset Allocation Trust, Adviser Managed Trust, New Covenant Funds, SEI Insurance Products Trust and SEI Catholic Values Trust.

In addition, under the same section, under the heading titled "Individual Trustee Qualifications," the following paragraphs are hereby added as the tenth and eleventh paragraphs of the section:

The Trust has concluded that Ms. Binstock should serve as Trustee because of her education, knowledge of financial services and investment management, and the experience she has gained as a partner at a major investment management firm, where she served as both the Chief Financial Officer and Chief Operations Officer, and other professional experience gained through her prior employment and directorships.

The Trust has concluded that Mr. Taylor should serve as Trustee because of his education, knowledge of financial services and investment management, and the experience he has gained as a Chief Investment Officer at an endowment of a large university, and other professional experience gained through his prior employment and leadership positions.

In addition, under the same section, under the heading titled "Board Standing Committees," under the sub-heading titled "Audit Committee," the reference to "Messrs. Sullivan, Williams, Johnson and Harris" is hereby deleted and replaced with "Messrs. Sullivan, Williams, Johnson, Harris and Taylor" and the reference to "Mmes. Lesavoy and Cote" is hereby deleted and replaced with "Mmes. Lesavoy, Cote and Binstock" to reflect Mr. Taylor's and Ms. Binstock's addition as members of the Audit Committee.

In addition, under the same heading, under the sub-heading titled "Governance Committee," the reference to "Messrs. Sullivan, Williams, Johnson and Harris" is hereby deleted and replaced with "Messrs. Sullivan, Williams, Johnson, Harris and Taylor," and the reference to "Mmes. Lesavoy and Cote" is hereby deleted and replaced with "Mmes. Lesavoy, Cote and Binstock" to reflect Mr. Taylor's and Ms. Binstock's addition as members of the Governance Committee.

In addition, under the same section, under the heading titled "Fund Shares Owned by Board Members," the following text, and footnote, is hereby added to, and below, the chart under the sub-heading "Independent":

Name	Dollar Range of Fund Shares (Fund)	Aggregate Dollar Range of Shares (Fund Complex)
Ms. Binstock[1]	None	None
Mr. Taylor[1]	None	None

1  Ms. Binstock and Mr. Taylor became Trustees for the Trust effective March 28, 2018.

In addition, under the same section, under the heading titled "Board Compensation," the following text, and footnote, is hereby added to, and below, the chart under the sub-heading "Independent":

Name	Aggregate Compensation	Pension or Retirement Benefits Accrued as Part of Fund Expenses	Estimated Annual Benefits Upon Retirement	Total Compensation From the Trust and Fund Complex
Ms. Binstock[1]	$0	$0	$0	$0
Mr. Taylor[1]	$0	$0	$0	$0

1   Ms. Binstock and Mr. Taylor became Trustees for the Trust effective March 28, 2018.

Other than as set forth herein, there are no other changes to the membership of the Funds' Board of Trustees.

There are no other changes to the SAI.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

SEI-F-1128 (4/18)

SEI INSTITUTIONAL MANAGED TRUST

Multi-Asset Accumulation Fund
Multi-Asset Income Fund
Multi-Asset Inflation Managed Fund
Multi-Asset Capital Stability Fund
(the "Funds")

Supplement dated April 19, 2018
to the Statement of Additional Information (the "SAI") dated January 31, 2018

This Supplement provides new and additional information beyond that contained in the SAI and should be read in conjunction with such SAI.

Change in Membership of the Board

The SAI is hereby amended and supplemented to reflect the following change in the membership of the Funds' Board of Trustees.

At a meeting held on March 28, 2018, the Board of Trustees (the "Board") of SEI Institutional Managed Trust (the "Trust") approved the appointment of two new independent Trustees, Joan A. Binstock and James B. Taylor, to the Board. Accordingly, the below changes are hereby made to the SAI to reflect this change to the Board.

Under the section titled "Trustees and Officers of the Trust," under the heading titled "Members of the Board," the first sentence is hereby deleted and replaced with the following:

There are ten members of the Board of Trustees, eight of whom are not interested persons of the Trust, as that term is defined in the 1940 Act ("independent Trustees").

In addition, under the same section, under the heading titled "Independent Trustees," the following paragraphs are hereby added as the last paragraphs in the section:

JOAN A. BINSTOCK (DOB 03/04/54)—Trustee (since 2018)—Retired since February 2018. Chief Financial Officer and Chief Operations Officer at Lord, Abbett & Co. LLC from 1999 to 2018. Chief Financial Officer and Vice President at Lord, Abbett Family of Mutual Funds from 1999 to 2017. Chief Operating Officer at Morgan Grenfell Asset Management from 1997 to 1999. Director and Head of the Asset Management Regulatory Advisory Practice at Ernst & Young, LLP from 1995-1997. Vice President of Mutual Fund Accounting and Compliance at JPMorgan Fund Services from 1993-1995. Director and Chief Administrative/Compliance Officer at BEA Associates from 1991 to 1993. Member of the Board and Audit Committee at DTCC Institutional Trade Processing since 2013. Founding Board Member at Association of Institutional Investors since 2010. Vice Chair of the Board at Bronx High School of Science Endowment Fund since 2015. Board Member at Greyston Foundation since 2003 and at Greyston Bakery from 2003 to 2009 and since 2014. Trustee of SEI Daily Income Trust, SEI Tax Exempt Trust, SEI Institutional International Trust, SEI Institutional Investments Trust, SEI Asset Allocation Trust, Adviser Managed Trust, New Covenant Funds, SEI Insurance Products Trust and SEI Catholic Values Trust.

JAMES B. TAYLOR (DOB 10/23/50)—Trustee (since 2018)—Retired since December 2017. Chief Investment Officer at Georgia Teach Foundation from 2008 to 2017. Chief Investment Officer at Delta Air Lines from 1983 to 2007. Member of the Investment Committee at the Institute of Electrical and Electronic Engineers from 1999 to 2004. President, Vice President and Treasurer at Southern Benefits Conference from 1998 to 2000. Trustee of SEI Daily Income Trust, SEI Tax Exempt Trust, SEI Institutional International Trust, SEI Institutional Investments Trust, SEI Asset Allocation Trust, Adviser Managed Trust, New Covenant Funds, SEI Insurance Products Trust and SEI Catholic Values Trust.

In addition, under the same section, under the heading titled "Individual Trustee Qualifications," the following paragraphs are hereby added as the tenth and eleventh paragraphs of the section:

The Trust has concluded that Ms. Binstock should serve as Trustee because of her education, knowledge of financial services and investment management, and the experience she has gained as a partner at a major investment management firm, where she served as both the Chief Financial Officer and Chief Operations Officer, and other professional experience gained through her prior employment and directorships.

The Trust has concluded that Mr. Taylor should serve as Trustee because of his education, knowledge of financial services and investment management, and the experience he has gained as a Chief Investment Officer at an endowment of a large university, and other professional experience gained through his prior employment and leadership positions.

In addition, under the same section, under the heading titled "Board Standing Committees," under the sub-heading titled "Audit Committee," the reference to "Messrs. Sullivan, Williams, Johnson and Harris" is hereby deleted and replaced with "Messrs. Sullivan, Williams, Johnson, Harris and Taylor" and the reference to "Mmes. Lesavoy and Cote" is hereby deleted and replaced with "Mmes. Lesavoy, Cote and Binstock" to reflect Mr. Taylor's and Ms. Binstock's addition as members of the Audit Committee.

In addition, under the same heading, under the sub-heading titled "Governance Committee," the reference to "Messrs. Sullivan, Williams, Johnson and Harris" is hereby deleted and replaced with "Messrs. Sullivan, Williams, Johnson, Harris and Taylor," and the reference to "Mmes. Lesavoy and Cote" is hereby deleted and replaced with "Mmes. Lesavoy, Cote and Binstock" to reflect Mr. Taylor's and Ms. Binstock's addition as members of the Governance Committee.

In addition, under the same section, under the heading titled "Fund Shares Owned by Board Members," the following text, and footnote, is hereby added to, and below, the chart under the sub-heading "Independent":

Name	Dollar Range of Fund Shares (Fund)	Aggregate Dollar Range of Shares (Fund Complex)
Ms. Binstock[1]	None	None
Mr. Taylor[1]	None	None

1  Ms. Binstock and Mr. Taylor became Trustees for the Trust effective March 28, 2018.

In addition, under the same section, under the heading titled "Board Compensation," the following text, and footnote, is hereby added to, and below, the chart under the sub-heading "Independent":

Name	Aggregate Compensation	Pension or Retirement Benefits Accrued as Part of Fund Expenses	Estimated Annual Benefits Upon Retirement	Total Compensation From the Trust and Fund Complex
Ms. Binstock[1]	$0	$0	$0	$0
Mr. Taylor[1]	$0	$0	$0	$0

1  Ms. Binstock and Mr. Taylor became Trustees for the Trust effective March 28, 2018.

Other than as set forth herein, there are no other changes to the membership of the Funds' Board of Trustees.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

SEI-F-1132 (04/18)